FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instrument Disclosure [Abstract]
Schedule of Outstanding Forward Foreign Exchange Contracts Balances

As of December 31, 2023, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 12 months from December 31, 2023) (in thousands except for exchange rates):

Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
British Pound Sterling	£ 21,376	in exchange for	$26,332	£ 0.81
Euro	€2,435	in exchange for	$2,700	€0.90
Singapore Dollar	S$2400	in exchange for	$1,843	S$ 1.30